Liquidity and Financial Condition	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Disclosure Of Liquidity And Financial Condition [Abstract]
Liquidity and Financial Condition
3. Liquidity and Financial Condition
The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities and commitments in the normal course of business. Since its inception, the Company has incurred net losses. During the nine months ended September 30, 2023 and 2022, the Company incurred net losses of $33,906 and $36,961. As of September 30, 2023, the Company had an accumulated deficit of $124,514.
As of September 30, 2023, the Company had cash and cash equivalents of $491 which are available to fund future operations. The ongoing viability of the Company is largely dependent on the future financial and operating performance of the Company. To date, the Company has, in large part, relied on debt financing to fund its operations. Management expects to continue to incur significant expenses for the foreseeable future while the Company makes investments to support its anticipated growth. The Company’s ability to continue is dependent upon bitcoin prices remaining at or above certain levels. Based upon current and historical volatility of bitcoin the Company is unable to be certain that it can profitably mine bitcoin to support its operations. As such, there exists substantial doubt about the Company’s ability to remain a going concern within one year after the date these consolidated financial statements were issued.
COVID-19
The
COVID-19
global pandemic has been unprecedented and unpredictable and is likely to continue to result in significant national and global economic disruption, which may adversely affect GRIID’s business. Based on the Company’s current assessment, however, the Company does not expect any material impact on its long-term strategic plans, its operations, or its liquidity. However, the Company is actively monitoring this situation and the possible effects on its financial condition, liquidity, operations, suppliers, and industry.

2. Liquidity and Financial Condition
The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities and commitments in the normal course of business. Since its inception, the Company has incurred net losses. During the years ended December 31, 2022 and 2021, the Company incurred net loss of $61,606 and $11,635, respectively. As of December 31, 2022, the Company had an accumulated deficit of $90,680.
As of December 31, 2022, the Company had cash and cash equivalents of $969 which are available to fund future operations. The ongoing viability of the Company is largely dependent on the future financial and operating performance of the Company. To date, the Company has, in large part, relied on debt financing to fund its operations Management expects to continue to incur significant expenses for the foreseeable future while the Company makes investments to support its anticipated growth. The Company’s ability to continue is dependent upon bitcoin prices remaining at or above certain levels. Based upon current and historical volatility of bitcoin the Company is unable to be certain that it can profitably mine bitcoin to support its operations. As such, there exists substantial doubt about the Company’s ability to remain a going concern within one year after the date these consolidated financial statements were issued.
COVID-19
The
COVID-19
global pandemic has been unprecedented and unpredictable and is likely to continue to result in significant national and global economic disruption, which may adversely affect GRIID’s business. Based on the Company’s current assessment, however, the Company does not expect any material impact on its long-term strategic plans, its operations, or its liquidity. However, the Company is actively monitoring this situation and the possible effects on its financial condition, liquidity, operations, suppliers, and industry.